Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 536,385	$ 1,118,832
Less-Accumulated depreciation	(158,684)	(58,456)
Total, net	377,701	1,060,376
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		755,466
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	216,977	202,292
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	158,857	$ 161,074
Right of use asset [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 160,551